Trade receivables, Contract assets and Other receivables - Additional information (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Trade and other receivables [Line items]
Increase (decrease) in trade and other receivables.	€ (304,000)
Increase (Decrease) in foreign currency swaps and forwards.	493,000
Increase (decrease) in VAT receivable.	(340,000)
Increase (decrease) in trade receivables.	(500,000)
Unbilled receivables included in trade receivables	0	€ 0
Foreign currency swaps and forwards	493,000	0
Contract assets	1,508,000
Trade receivables	1,330,000	€ 3,382,000
Reclassification adjustment
Trade and other receivables [Line items]
Trade receivables	€ (1,500,000)